Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of allocation of purchase price

The allocation of the purchase price as of the acquisition date was as follows:

Amount
RMB
Cash and cash equivalents	2,445
Others	13,466
Total assets (a)	15,911

Total liabilities (b)	13,678

Total net identifiable asset acquired (c=a-b)	2,233
Non-controlling interest (d)	1,339
Total consideration (e)	2,550
Goodwill as of acquisition date (e+d-c)	1,656
Goodwill impairment	-
Goodwill as of December 31, 2025	1,656